Organization and Business Description	12 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

Rich Sparkle Holdings Limited (the “Company”) was incorporated under the laws of the British Virgin Islands (“BVI”) with limited liability on January 2, 2024. It is a holding company with no business operations.

Lore Heaven Holdings Limited (“Lore”), a wholly-owned subsidiary of the Company, is a company incorporated in the BVI with limited liability on February 23, 2024. Lore has share capital of $1 and is an investment holding company with no operations.

ANPA Financial Services Group Limited (“ANPA”), a wholly-owned subsidiary of Lore, is a company incorporated in Hong Kong with limited liability on March 1, 2016 with share capital of HK$1 ($0.13). ANPA is a professional financial printing services provider in Hong Kong with over eight years experience in (i) financial printing, (ii) advisory and (iii) other services.

On July 8, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “ANPA”. Under this offering, 1,250,000 ordinary shares were issued at a price of $4.00 per share. The Company received net proceeds of $2,956,006 from the offering after deducting underwriting discounts and offering expenses of $2,043,994 from the gross proceeds of $5,000,000.

Reorganization

A reorganization of the legal structure of the Company (the “Reorganization”) was completed July 31, 2024. Prior to the Reorganization, ANPA, the operating subsidiary of the Company, was controlled by Mr. Ka Wo, NG. As part of the Reorganization, the Company was incorporated under the laws of the BVI with limited liability on January 2, 2024. On February 23, 2024, Lore was incorporated under the laws of BVI, as a wholly-owned subsidiary of the Company.

On May 28, 2024, 1 Ordinary Share was issued to Mr. Ka Wo, NG. It was transferred by Mr. Ka Wo, NG to Superb Prospect Group Limited (“Superb”) on June 3, 2024. On July 16, 2024, 25 Series A Preferred Shares were issued to FCGM Strategic Investment Pte. Ltd., a company incorporated in Singapore, and 99 Ordinary Shares were issued to Superb. On July 31, 2024, Superb entered into Sale and Purchase Agreements with Next International Enterprises Limited, a company incorporated in the BVI. Pursuant to the Sales and Purchase Agreements, Superb sold, and Next International Enterprises Limited bought 4.8% equity interests in Rich Sparkle, for HK$983,848 ($125,924). On the same date, Superb executed the instrument of transfers whereby Superb transferred 6 Ordinary Shares, to Next International Enterprises Limited.

On June 26, 2024, Rich Sparkle and FCGM Strategic Investment Pte. Ltd. (“FCGM”), a company incorporated in Singapore, entered into a subscription agreement, pursuant to which, Rich Sparkle agreed to issue and sell and FCGM agreed to subscribe and purchase 25 Series A Preferred Shares for HK$8,000,000 ($1,026,000). Pursuant to the Subscription Agreement, the Series A Preferred Shares held by FCGM shall automatically convert to Ordinary Shares on a 1:1 basis, upon the U.S. SEC having indicated no further comments on the registration statement of Rich Sparkle. Accordingly, 25 Series A Preferred Shares were issued to FCGM on July 16, 2024, and 99 Ordinary Shares were issued to Superb on the same day.

On July 31, 2024, Superb entered into a sale and purchase agreement with Next International Enterprises Limited, a company incorporated in the BVI. Pursuant to the Sales and Purchase Agreement, Superb is to sell, and Next International Enterprises Limited is to acquire, 4.8% equity interests in Rich Sparkle, for HK$983,848 ($125,924). On the same date, Superb executed the instrument of transfers whereby Superb transferred 6 Ordinary Shares, out of its 100 Ordinary Shares, to Next International Enterprises Limited.

On March 27, 2025, the 25 Series A Preferred Shares owned by FCGM were converted in to 25 Ordinary Shares on a 1:1 basis.

On March 27, 2025, in contemplation of this Offering, Rich Sparkle redesignated each issued and unissued Series A Preferred Share into 25,000 Ordinary Share (“Share Redesignation”), such that the maximum number of shares the Company is authorized to issue became 50,000 ordinary shares with no par value each. On the same day, following the Share Redesignation, Rich Sparkle subdivided each issued and unissued Ordinary Share into 1,000 shares with no par value each, and all the subdivided shares shall be ranked pari passu in all respects with each other, such that Rich Sparkle became authorized to issue a maximum of 50,000,000 ordinary shares with no par value each. As a result of the Share Redesignation and the Share Subdivision, Rich Sparkle adopted the Memorandum and Articles of Association on March 27, 2025 and registered the Memorandum and Articles of Association with the Registry of Corporate Affairs of the British Virgin Islands on March 28, 2025. Immediately after completion of the registration of the Memorandum and Articles of Association, Rich Sparkle cancelled the 125 Ordinary Shares in issue and re-issued 125,000 Ordinary Shares in aggregate to its shareholders as a consequence of the Share Redesignation and the Share Subdivision, whereby 94,000 Ordinary Shares, 25,000 Ordinary Shares and 6,000 Ordinary Shares were re-issued to Superb, FCGM and Next International Enterprises Limited, respectively. Immediately thereafter, Rich Sparkle further issued an aggregate of 11,125,000 Ordinary Shares to its shareholders on a pro rata basis proportional to the shareholders’ then existing equity interests (collectively refers as the “Pro Rata Share Issuance”), whereby 8,366,000 Ordinary Shares, 2,225,000 Ordinary Shares and 534,000 Ordinary Shares were issued to Superb, FCGM and Next International Enterprises Limited, respectively, which has been treated as a share split. Upon completion of the Pro Rata Share Issuance, Rich Sparkle is owned as to 8,460,000 Ordinary Shares, 2,250,000 Ordinary Shares and 540,000 Ordinary Shares by Superb, FCGM and Next International Enterprises Limited, respectively. Upon the acquisition, the Company became the ultimate holding company of Lore and ANPA. The Company and its subsidiaries resulting from Reorganization were always under common control by the same shareholder before and after the Reorganization. The consolidation of the Company and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transactions became effective as of the beginning of the first period presented in the accompanying CFS. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The accompanying CFS reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Lore	February 23, 2024	BVI	100%	Investment holding
ANPA	March 1, 2016	Hong Kong	100%	Undertaking (i) financial printing services, (ii) advisory services and (iii) other services